                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder High Yield Tax-Free Fund

Semiannual Report to Shareholders

November 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund may invest in lower-quality and nonrated securities, which present greater risk of loss of principal and interest than higher-quality securities. Insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2003

Classes A, B, C and Institutional

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4%. Class C shares have a 1% front-end sales charge, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charge.

Returns and rankings during all periods shown for Class A, B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on May 1, 2000 are derived from the historical performance of Class S shares of the Scudder High Yield Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder High Yield Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	2.39%	7.84%	7.44%	5.31%	5.87%
Class B	2.05%	6.98%	6.59%	4.47%	4.96%
Class C	1.99%	7.01%	6.61%	4.47%	4.96%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	7.24%	5.71%	6.16%

Scudder High Yield Tax-Free Fund	6-Month*	1-Year	Life of Class*
Institutional Class	2.39%	7.87%	6.28%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	5.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total return shown for periods less than one year are not annualized.
* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/03	$ 12.82	$ 12.83	$ 12.83	$ 12.83
5/31/03	$ 12.86	$ 12.86	$ 12.87	12.87
Distribution Information: Six Months: Income Dividends	$ .34	$ .29	$ .29	$ .34
November Income Dividend	$ .0561	$ .0475	$ .0480	$ .0565
SEC 30-day Yield+++	4.28%	3.68%	3.67%	4.58%
Current Annualized Distribution Rate+++	5.32%	4.50%	4.55%	5.36%
Tax Equivalent Yield+++	6.58%	5.66%	5.65%	7.05%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 4.04%, 3.44% and 3.43% for the Class A, B and C shares, respectively, had certain expenses not been reduced.
Class A Lipper Rankings - High-Yield Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	25	of	78	32
3-Year	15	of	71	21

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment (Adjusted for Sales Charge)
[] Scudder High Yield Tax-Free Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Sales Charge)
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,299	$11,842	$12,367	$16,887
	Average annual total return	2.99%	5.80%	4.34%	5.38%
Class B	Growth of $10,000	$10,398	$11,909	$12,342	$16,220
	Average annual total return	3.98%	6.00%	4.30%	4.96%
Class C	Growth of $10,000	$10,594	$11,996	$12,317	$16,058
	Average annual total return	5.94%	6.25%	4.26%	4.85%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,655	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%

Scudder High Yield Tax-Free Fund		1-Year	Life of Class*
Institutional Class	Growth of $250,000	$269,675	$270,200
	Average annual total return	7.87%	6.28%
Lehman Brothers Municipal Bond Index+	Growth of $250,000	$266,625	$266,850
	Average annual total return	6.65%	5.35%

The growth of $10,000 and $250,000 are cumulative.

The minimum investment for Institutional Class is $250,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during the 3-, 5- and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of Scudder High Yield Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns
Scudder High Yield Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	2.40%	7.87%	7.46%	5.42%	6.07%
Class AARP	2.40%	7.87%	7.46%	5.42%	6.07%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	7.24%	5.71%	6.16%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/03	$ 12.83	$ 12.83
5/31/03	$ 12.87	$ 12.87
Distribution Information: Six Months: Income Dividends	$ .34	$ .34
November Income Dividend	$ .0564	$ .0558
SEC 30-day Yield++	4.52%	4.52%
Current Annualized Distribution Rate++	5.35%	5.29%
Tax Equivalent Yield++	6.95%	6.95%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and a marginal federal income rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings - High-Yield Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	22	of	78	28
3-Year	14	of	71	20
5-Year	2	of	51	4
10-Year	1	of	25	4

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment
[] Scudder High Yield Tax-Free Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

Comparative Results
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,787	$12,410	$13,022	$18,026
	Average annual total return	7.87%	7.46%	5.42%	6.07%
Class AARP	Growth of $10,000	$10,787	$12,407	$13,023	$18,028
	Average annual total return	7.87%	7.46%	5.42%	6.07%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,665	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon serves as lead portfolio manager and Rebecca L. Wilson serves as a portfolio manager of Scudder High Yield Tax-Free Fund. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended November 30, 2003?

A: The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 0.19% for the six-month period ended November 30, 2003.1 The overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned -1.04% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more.

The early part of the semiannual period was marked by a burst of volatility in the bond market. On June 25, the Federal Reserve Board reduced the federal funds rate, a benchmark for the market's interest rate levels, by a quarter of a percentage point to 1%. This reduction was not as large as the market had been predicting, as the Fed's views on the US economy and its recovery appeared to have improved. This surprised investors, and led them to begin to favor stocks as market participants forecasted an eventual economic turnaround. As a result, investors pulled money out of bonds, rapidly driving the prices on bonds lower. Since bond yields move in the opposite direction from prices, bond yields increased quickly early in the period. As is historically typical for the municipal bond market, yields did not increase as dramatically as those on Treasury bonds. In fact, in an environment such

Municipal bond yield curve (as of 5/31/03 versus 11/30/03) (7-day yield)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Deutsche Investment Management Americas Inc.

as this in which taxable bond yields rise, municipal bonds have typically tended to outperform their taxable peers. In the last couple of months of the period, however, bond yields moved down again closer to the lows at which they began in the period.

Overall, even with these gyrations, both taxable and municipal bond yields remained near historical lows for much of the period, and the municipal bond yield curve was primarily steep for most of the period. (See the graph above for municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases, while a flattening of the curve indicates the reverse.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Although overall demand for municipal bonds remained solid, supply became somewhat less abundant near the end of the period. Specifically, in the last three to four months of the period, the issuance of new municipal bonds was not quite as strong as in the first couple of months. Early in the period, new issuance had been driven by states' needs to issue more debt to make up for revenue shortfalls and to refinance old debt at lower rates.

Supply and demand factors are important because they are one way a bond's yield can be driven higher or lower. High demand or low supply can cause a bond's yield to decline, while lessened demand or a flood of supply can cause a bond's yield to rise.

Q: How did Scudder High Yield Tax-Free Fund perform for the six-month period ended November 30, 2003?

A: Scudder High Yield Tax-Free Fund posted strong absolute and relative results in the period. The fund's total cumulative return of 2.39% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) was nearly on pace with the 2.43% gain by the fund's average peer in the Lipper High Yield Municipal Debt Funds category.3 The fund outpaced its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, which rose 0.19%. (Please see pages 4 through 9 for the performance of other share classes and more complete performance information.)

3 The Lipper High Yield Municipal Debt Funds category includes funds that invest at least 50% of its assets in lower-rated municipal debt issues.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: While other areas of the bond market, particularly Treasury bonds, struggled during the period, high-yield municipal bonds were in high demand. New issuance of high-yield municipal bonds remained low. This environment helped high-yield municipal bonds outperform during the period.

For the period, about 38% of the fund's assets were invested in bonds with maturities in the eight- to 15-year range. This area of the municipal bond yield curve outperformed longer-maturity bonds overall, which aided the fund's absolute and relative results. Tobacco-settlement and airline bonds rebounded off their lows. Strong performance in these sectors helped the fund's overall performance. However, since the fund's overweight in both sectors was less than some of the fund's peers, it held back the fund's relative results. During the period, we increased the fund's stake in airline bonds. Also, the fund added California general obligation bonds as we believe the spreads compared to AAA-rated general obligation bonds were attractive.

We continue to believe that tax-free bonds are very attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2003

Portfolio Composition	11/30/03	5/31/03

Revenue Bonds	68%	71%
General Obligation Bonds	13%	12%
ETM/Prerefunded	12%	12%
Lease Obligations	5%	3%
Other	2%	2%
	100%	100%

Quality	11/30/03	5/31/03

AAA	32%	34%
AA	10%	9%
A	11%	17%
BBB	23%	17%
BB	1%	1%
B	3%	1%
Not Rated	20%	21%
	100%	100%

Effective Maturity	11/30/03	5/31/03

Less than 1 year	2%	6%
1 < 5 years	9%	11%
5 < 8 years	25%	21%
8 < 15 years	38%	42%
Greater than 15 years	26%	20%
	100%	100%

Top Five State Allocations	11/30/03	5/31/03

California	16%	13%
Texas	10%	11%
Massachusetts	8%	7%
Washington	6%	6%
New York	6%	6%

Weighted average effective maturity: 12.73 years and 11.32 years, respectively.

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of November 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.6%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,057,860
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,819,214
		4,877,074
Alaska 1.3%
Anchorage, AK, State GO, 5.5%, 7/1/2018 (b)	2,680,000	2,966,680
North Slope Borough, AK, Other GO, Series B, Zero Coupon, 6/30/2005 (b)	7,600,000	7,426,492
		10,393,172
Arizona 0.9%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, 5.375%, 10/1/2013	3,625,000	4,075,515
McDowell Mountain Ranch, AZ, Communities Facilities District, Prerefunded, 8.25%, 7/15/2019	3,000,000	3,189,960
		7,265,475
California 16.3%
California, Department of Water Resources and Power Supply Revenue, Series B-5, 1.05%, 5/1/2022*	1,000,000	1,000,000
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,021,010
California, Electric Revenue, Department Water Supply, Series 309, Inverse Floater, 9.39%, 5/1/2018** (b)	1,875,000	2,232,225
California, Multi Family Housing Revenue, Communities Development Authority Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020	4,000,000	3,841,560
California, Southern California Water District, 1.05%, 7/1/2035*	800,000	800,000
California, Special Assessment Revenue, Golden State TOB Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	15,087,033
Series 2003-A-1, 6.75%, 6/1/2039	21,750,000	20,999,190
California, State GO, 5.25%, 2/1/2019	8,000,000	8,341,520
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,024,933
California, State Water Resources Power Supply Revenue:
Series B-4, 1.05%, 5/1/2022*	50,000	50,000
Series B-2, 1.1%, 5/1/2022*	650,000	650,000
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2010	7,000,000	8,011,360
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, Prerefunded:
Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2011, 0.00%, 1/1/2011	4,415,000	5,136,058
Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2012, 0.00%, 1/1/2012	6,000,000	6,979,920
Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2014, 0.00%, 1/1/2014	2,875,000	3,350,927
Long Beach, CA, Sales & Special Tax Revenue, Aquarium of the Pacific Project, Series A, Prerefunded, 6.1%, 7/1/2010	4,500,000	4,911,795
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	6,035,000	5,944,777
Los Angeles, CA, State (REV) Lease, Regional Airports Improvement Corp., Los Angeles International Airport, 1.06%, 12/1/2025*	550,000	550,000
Los Angeles, CA, Water & Power Revenue, Series B-6, 1.05%, 7/1/2034*	450,000	450,000
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	980,000	1,000,629
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	4,000,000	4,023,200
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	6,172,300
Prerefunded, 7.65%, 1/1/2012	15,000,000	18,546,150
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,945,640
		132,070,227
Colorado 2.8%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 1.1%, 9/1/2033*	750,000	750,000
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,182,800
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	2,500,000	2,561,550
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	11,935,568
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,500,000	2,676,700
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,457,466
		22,564,084
Connecticut 2.3%
Connecticut, Senior Care Revenue, State Health and Education Facilities Authority, Edgehill Project, Series A, Prerefunded, 6.875%, 7/1/2017	4,500,000	4,780,845
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, Zero Coupon, 9/1/2010	2,000,000	1,479,540
Series B, Zero Coupon, 9/1/2011	2,000,000	1,387,380
Series B, Zero Coupon, 9/1/2012	2,000,000	1,296,960
Series B, Zero Coupon, 9/1/2013	2,000,000	1,218,960
Series B, Zero Coupon, 9/1/2014	2,000,000	1,142,840
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,066,050
Series A, 144A, 6.4%, 9/1/2011	1,490,000	1,695,322
Series A, 144A, 6.4%, 9/1/2011	1,510,000	1,638,501
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 5.25%, 1/1/2033	3,000,000	2,945,430
		18,651,828
Delaware 0.2%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,003,660
District of Columbia 0.9%
District of Columbia, Water & Sewer Revenue, Water and Sewer Authority, Inverse Floater, Rites:
10.626%, 10/1/2014**	4,220,000	5,817,987
10.645%, 10/1/2016**	1,155,000	1,601,165
		7,419,152
Florida 3.9%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	980,000	991,525
Florida, Higher Education Revenue, University Athletic Association, Inc., 1.1%, 2/1/2020*	50,000	50,000
Florida, Industrial Development Revenue, Capital Travel Agency, Series A, 10.0%, 10/1/2033	8,000,000	9,937,920
Highlands County, Hospital & Healthcare Revenue, Adventist Hospital, Series A, 6.0%, 11/15/2031	1,000,000	1,053,230
Highlands County, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,190,360
Hillsborough County, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,426,575
Hillsborough County, Hospital & Healthcare Revenue, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	3,320,000	3,223,521
Indian Trace, FL, Special Assessment Revenue, Community Development District, Water Management, Series B, 8.25%, 5/1/2005	670,000	685,705
Jacksonville, FL, Electric Authority Revenue:
Series F, 1.1%, 10/1/2030*	600,000	600,000
Series B, 1.1%, 10/1/2030*	625,000	625,000
Series C, 1.1%, 10/1/2030*	750,000	750,000
Palm Beach County, Hospital & Healthcare Revenue, Health Facilities Authority:
1.1%, 12/1/2031* (c)	4,300,000	4,300,000
5.125%, 11/15/2029	2,000,000	1,887,700
		31,721,536
Georgia 1.3%
Americus-Sumter County, Hospital & Healthcare Revenue, Hospital Authority, South George Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,942,550
Athens-Clarke County, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,450,000	1,327,533
Coweta County, Senior Care Revenue, Residential Care Facilities for the Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026	1,000,000	1,047,350
Georgia, Electric Revenue, Municipal Electric Authority:
Series Z, ETM, 5.5%, 1/1/2012	80,000	90,933
Series Z, 5.5%, 1/1/2012	1,295,000	1,445,544
Rockdale County, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,945,000	3,959,084
		10,812,994
Illinois 1.3%
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	4,000,000	3,664,360
Kane County, School District GO, School District Number 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (b)	4,370,000	4,896,891
Winnebago County, School District GO, School District No. 122, Series 3, 6.45%, 6/1/2008 (b)	1,500,000	1,749,735
		10,310,986
Indiana 0.8%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,000,000	1,706,300
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,038,996
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	2,938,920
		6,684,216
Iowa 0.4%
Wapello County, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,097,830
Kansas 2.0%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,826,685
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	965,590
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032 (d)	8,000,000	8,043,600
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,329,965
Series 3, 5.625%, 11/15/2031	3,750,000	3,861,600
		16,027,440
Kentucky 1.2%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	5,500,000	5,675,560
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (b)	3,210,000	3,701,740
		9,377,300
Louisiana 0.0%
East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Project, 1.05%, 3/1/2022*	200,000	200,000
Maine 0.1%
Maine, Senior Care Revenue, Huntington Common Project, Series A, 7.5%, 9/1/2027	1,000,000	847,730
Maryland 2.0%
Anne Arundel County, County GO, National Business Park Project, 7.375%, 7/1/2028	2,000,000	2,161,760
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, 5.75%, 6/1/2031	1,000,000	1,012,440
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,751,425
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	10,654,080
		16,579,705
Massachusetts 8.0%
Boston, MA, Industrial Development Finance Authority, Springhouse Project, Prerefunded, 9.25%, 7/1/2025	1,350,000	1,540,741
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035	4,000,000	3,984,560
8.0%, 9/1/2035	1,000,000	975,440
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Inverse Floater, Series 674, 17.47%, 7/1/2016** (b)	5,392,500	7,523,077
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,679,580
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	4,000,000	4,657,520
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,225,397
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,034,980
Series F, 5.75%, 7/1/2029	4,000,000	4,077,280
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,000,000	3,676,640
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,326,560
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	4,450,000	4,411,062
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (e)	680,000	686,868
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025	1,000,000	1,166,060
Massachusetts, State GO, 6.0%, 11/1/2010	16,000,000	18,849,440
Massachusetts, State GO, Inverse Floater, Series A, 9.42%, 12/1/2016**	5,000,000	6,463,450
Massachusetts, Water Resources Authority, Multi-Modal Refernce, Series D, 1.08%, 8/1/2017*	850,000	850,000
		65,128,655
Michigan 3.2%
Delta County, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,228,250
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,300,130
Zero Coupon, 7/1/2012	3,150,000	2,160,900
Detroit, MI, School District GO:
Series A, 5.5%, 5/1/2016 (b)	1,500,000	1,674,885
Series A, 5.5%, 5/1/2018 (b)	1,565,000	1,729,685
Series A, 5.5%, 5/1/2019 (b)	1,200,000	1,320,864
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	1,997,660
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,759,082
Michigan, Hospital Finance Authority, Genesys Health System, Series A, Prerefunded, 7.5%, 10/1/2027	2,000,000	2,223,520
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,517,520
Michigan, Sports, Expo & Entertainment Revenue, State Strategic Fund Revenue Obligation, Detroit Symphony, Series B, 1.1%, 6/1/2031* (c)	500,000	500,000
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 9.639%, 4/15/2009**	1,145,000	1,434,445
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,153,620
		26,000,561
Minnesota 0.2%
Minneapolis & St. Paul, MN, Community Special Facilities Revenue, Northwest Airlines Project, Series A, 7.0%, 4/1/2025	2,000,000	1,869,980
Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,500,000	1,461,555
Missouri 3.6%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,850,000	7,209,625
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,220,000	3,375,429
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,801,484
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	10,000,000	9,917,000
		29,303,538
Nevada 2.0%
Clark County, County GO, 5.5%, 6/1/2015 (b)	5,000,000	5,606,200
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	5,000,000	4,701,100
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,002,640
		16,309,940
New Hampshire 1.3%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,167,380
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,725,362
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	2,230,000	2,143,944
5.625%, 7/1/2018	1,615,000	1,495,878
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	725,000	729,241
Series A, 6.5%, 3/1/2023	1,000,000	984,780
		10,246,585
New Jersey 3.1%
New Jersey, Economic Development Authority Dock Facilities Revenue, Bayonne/IMTT Project, Series B, 1.08%, 12/1/2027*	300,000	300,000
New Jersey, Economic Development Authority Revenue, Continental Airlines, Inc. Project, 6.25%, 9/15/2029	7,000,000	5,957,910
New Jersey, Economic Development Authority, United Methodist Homes, Prerefunded, 7.5%, 7/1/2025	1,000,000	1,111,920
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,424,986
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	4,600,000	4,174,178
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	13,500,000	12,124,215
		25,093,209
New Mexico 0.1%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, 1.05%, 9/1/2024* (c)	600,000	600,000
New York 5.8%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	1,000,000	1,044,400
Glen Cove, NY, Senior Care Revenue, Housing Authority, The Mayfair at Glen Cove, AMT, 8.25%, 10/1/2026	1,450,000	1,529,605
Islip, NY, Higher Education Revenue, Community Development Agency, Institute of Technology, Prerefunded, 7.5%, 3/1/2026	2,500,000	2,874,575
Long Island, NY, Power Authority, 1.08%, 5/1/2033*	50,000	50,000
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater, Series 310, 10.81%, 2/15/2010** (b)	4,250,000	5,864,787
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013	2,750,000	3,192,695
New York, State Dormitory Authority, Cornell University, Series B, 1.1%, 7/1/2025*	600,000	600,000
New York, State GO, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	2,937,798
New York, Transportation/ Tolls Revenue, Inverse Floater, Securities Trust Certificates, 9.67%, 11/15/2016** (b)	5,000,000	6,301,350
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,062,530
New York City, NY, City Transitional Finance Authority, NYC Recovery, Series 3E, 1.08%, 11/1/2022*	1,400,000	1,400,000
New York, NY, Core City GO, Series A, 7.0%, 8/1/2007	5,000,000	5,640,000
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, 6.45%, 7/1/2032	1,495,000	1,569,182
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, 7.625%, 12/1/2032	1,500,000	1,478,970
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series A, 1.08%, 6/15/2025* (b)	600,000	600,000
New York, NY, Series B-2, 1.03%, 8/15/2019*	300,000	300,000
New York, NY, Transitional Finance Authority:
Series B, Prerefunded, 5.5%, 2/1/2016	420,000	488,691
Series B, Prerefunded, 5.5%, 2/1/2016	1,580,000	1,755,585
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,025,850
		46,716,018
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,067,360
Series F, 5.5%, 1/1/2017	1,495,000	1,584,297
Series B, 6.375%, 1/1/2013	2,075,000	2,363,155
		5,014,812
North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,086,338
Ohio 1.4%
Franklin County, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,070,010
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013	5,860,000	6,632,055
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013	3,000,000	3,451,050
		11,153,115
Oklahoma 0.0%
Tulsa, OK, Industrial Authority Revenue, Series A, 1.11%, 7/1/2032*	300,000	300,000
Pennsylvania 5.3%
Allegheny County, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022	2,000,000	2,103,540
Series B, 9.25%, 11/15/2030	4,630,000	4,869,695
Blair County, Industrial Development Revenue, Industrial Development Authority, Village at Penn State Project, Series A, 7.0%, 1/1/2034	1,000,000	1,018,800
Chester County, Senior Care Revenue, Health and Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	1,746,518
Delaware County, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,043,930
Delaware County, Senior Care Revenue, Authority First Management, White Horse Village Project:
Series A, 6.7%, 7/1/2007	1,000,000	1,025,390
Series A, 7.5%, 7/1/2018	2,000,000	2,065,340
Delaware Valley, PA, County GO, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,241,687
Lehigh County, PA, General Purpose Authority Revenue, Lehigh VY Hospital, Series A, 1.03%, 7/1/2028* (b)	50,000	50,000
Montgomery County, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,167,094
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028 (b)	4,000,000	3,831,000
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,336,299
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	696,199
Philadelphia, PA, Hospital & Higher Education Revenue, Children's Hospital Project, Series B, 1.1%, 7/1/2025*	800,000	800,000
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	4,500,000	4,374,900
Westmoreland County, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,244,980
		42,615,372
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,588,878
South Carolina 3.6%
Berkeley County, County GO, School District, 5.5%, 1/15/2017 (b)	8,970,000	10,023,168
Greenwood County, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,513,665
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,080,750
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	5,420,000	5,897,935
Series A, 7.375%, 12/15/2021	3,500,000	4,463,375
South Carolina, Project Revenue, Jobs Economic Development Authority, Myrtle Beach Convention, Series A, 6.625%, 4/1/2036	2,000,000	1,936,200
		28,915,093
Tennessee 1.8%
Elizabethton, TN, Hospital & Healthcare Revenue, Health and Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,381,600
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,439,750
Shelby County, Hospital & Healthcare Revenue, Health Education & Housing Facilities Board, 6.5%, 9/1/2026	5,000,000	5,442,950
		14,264,300
Texas 10.2%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,000,000	3,090,600
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	3,000,000	2,871,930
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	4,995,000	4,208,387
Dallas, TX, Airport Revenue, International Airport, Series 350, 9.615%, 5/1/2011 (b)	3,565,000	4,078,467
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare, Series A, 6.375%, 6/1/2029	4,460,000	4,785,357
Hidalgo County, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	4,915,300
Hidalgo County, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,506,930
Houston, TX, Airport Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	12,100,000	10,711,888
Jefferson County, County GO:
5.75%, 8/1/2015 (b)	3,075,000	3,518,077
5.75%, 8/1/2017 (b)	1,185,000	1,346,361
Lower Neches Valley, TX, Industrial Development Corp., Exempt Facilities Revenue, ExxonMobile Project, Series B, 1.15%, 11/1/2029*	400,000	400,000
Lubbock, TX, Senior Care Revenue, Health Facilities Development Corp., Carillon Project, Series A, 6.5%, 7/1/2019	2,885,000	2,192,600
Magnolia, TX, School District GO, Independent School District, 5.0%, 8/15/2017	2,400,000	2,549,448
Plano, TX, School District GO, Independent School District, 5.375%, 2/15/2016	5,000,000	5,515,750
Richardson, TX, Hospital & Healthcare Revenue, Hospital Authority, 5.625%, 12/1/2028	1,250,000	1,260,788
San Antonio, TX, Gas & Electric, 5.375%, 2/1/2020	2,500,000	2,696,850
Tarrant County, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,705,400
Texas, Electric Revenue, Brazos River Authority, Reliant Energy, Inc., Series A, 5.375%, 4/1/2019	2,500,000	2,379,400
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,177,100
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,072,200
Tom Green County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,052,530
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	10,000,000	12,043,900
		83,079,263
Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,330,040
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 1.1%, 2/1/2008*	250,000	250,000
		2,580,040
Vermont 0.1%
Vermont, Multi Family Housing Revenue, Housing Finance Agency, Northgate Project, 8.25%, 6/15/2020 (e)	915,000	926,575
Virginia 1.4%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,121,230
Pittsylvania County, Industrial Development Revenue, Industrial Development Authority, Multitrade of Pittsylvania, AMT:
Series A, 7.45%, 1/1/2009	1,500,000	1,484,535
Series A, 7.5%, 1/1/2014	3,500,000	3,448,480
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	3,600,905
		11,655,150
Washington 6.1%
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,885,000	5,688,143
Seattle, WA, Airport Revenue, Northwest Airlines Project, AMT, 7.25%, 4/1/2030	2,800,000	2,676,492
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016	5,000,000	5,694,750
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (b)	3,500,000	3,934,735
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Inverse Floater, 5.4%, 7/1/2012**	3,000,000	3,751,710
Series A, 6.3%, 7/1/2012	10,000,000	11,882,900
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,223,575
Washington, Electric Revenue, Rites, Inverse Floater, 9.379%, 7/1/2015**	6,250,000	7,557,250
Washington, Housing Finance Community Nonprofit Housing Revenue, 1.1%, 7/1/2033*	1,200,000	1,200,000
Whatcom County, School District GO, Washington School District No. 503, 5.5%, 12/1/2014	3,375,000	3,795,221
		49,404,776
West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,073,923
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,981,986
		6,055,909
Wisconsin 2.0%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, 6.875%, 4/15/2030	5,000,000	5,414,350
Wisconsin, Senior Care Revenue, Health & Educational Facilities Authority, National Regency of New Berlin Project, 8.0%, 8/15/2025	1,420,000	1,466,121
Wisconsin, State GO, Series 1, 5.5%, 5/1/2014 (b) (d)	8,410,000	9,673,939
		16,554,410
Total Investment Portfolio - 100.0% (Cost $752,814,180) (a)		811,828,481

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2003.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $52,625,913 and aggregating 6.4% of net assets, are shown at their current rate as of November 30, 2003.
(a) The cost for federal income tax purposes was $752,711,091. At November 30, 2003, net unrealized appreciation for all securities based on tax cost was $59,117,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,096,656 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,979,266.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) At November 30, 2003 these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at November 30, 2003 amounted to $1,613,443, which represents 0.20% of net assets. Information concerning such restricted securities at November 30, 2003 is as follows:
Security	Acquisition Date	Cost ($)
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofil Association, Inc.	12/30/1994	680,000
Vermont Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project	12/12/1989	897,675

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
10 Year CBT Treasury Note	3/22/2004	660	73,814,603	73,187,813	626,790
10 Year US Interest Rate Swap	3/15/2004	9	989,541	979,031	10,510
Total net unrealized appreciation on open futures contracts					637,300

At November 30, 2003, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
4/13/2004 4/13/2014	21,000,000++	Fixed - 3.97%	Floating - BMA	(214,200)
4/14/2004 4/14/2014	16,700,000++	Fixed - 3.967%	Floating - BMA	(163,660)
5/6/2004 5/6/2014	42,000,000++	Fixed - 4.003%	Floating - BMA	(441,000)
12/11/2003 12/11/2013	5,500,000++++	Fixed - 3.737%	Floating - LIBOR	442,750
5/12/2004 5/12/2014	30,000,000+	Fixed - 5.124%	Floating - LIBOR	(393,000)
Total net unrealized depreciation on open interest rate swaps				(769,110)

Counterparties:
+ Lehman Brothers, Inc.
++ J.P. Morgan Chase Bank
++ Merrill Lynch Capital Services, Inc.
++++ Goldman, Sachs & Co.
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $752,814,180)	$ 811,828,481
Receivable for investments sold	380,000
Interest receivable	15,326,045
Receivable for Fund shares sold	2,490,871
Receivable for daily variation margin on open futures contracts	511,500
Total assets	830,536,897
Liabilities
Due to custodian bank	275,419
Payable for investments purchased	6,919,963
Dividends payable	812,940
Payable for Fund shares redeemed	366,318
Net unrealized depreciation on interest rate swaps	769,110
Accrued management fee	446,582
Other accrued expenses and payables	197,677
Total liabilities	9,788,009
Net assets, at value	$ 820,748,888
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(29,027)
Net unrealized appreciation (depreciation) on: Investments	59,014,301
Interest rate swaps	(769,110)
Futures	637,300
Accumulated net realized gain (loss)	(20,354,143)
Paid-in capital	782,249,567
Net assets, at value	$ 820,748,888

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($133,063,991 / 10,380,144 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.82
Maximum offering price per share (100 / 95.50 of $12.82)	$ 13.42
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($56,799,233 / 4,428,618 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.83
Class C
Net Asset Value and redemption price per share (subject to contingent deferred sales charge) ($51,922,748 / 4,047,534 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.83
Maximum offering price per share (100 / 99.00 of $12.83)	$ 12.96
Class AARP Net Asset Value, offering and redemption price per share ($43,130,683 / 3,362,210 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.83
Class S Net Asset Value, offering and redemption price per share ($535,795,260 / 41,759,556 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.83
Institutional Class Net Asset Value, offering and redemption price per share ($36,973 / 2,881 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.83

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 23,858,999
Expenses: Management fee	2,408,806
Administrative fee	638,835
Distribution service fees	647,449
Trustees' fees and expenses	12,078
Other	2,575
Total expenses, before expense reductions	3,709,743
Expense reductions	(268,583)
Total expenses, after expense reductions	3,441,160
Net investment income	20,417,839
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,417,306
Interest rate swaps	2,695,711
Futures	1,070,836
6,183,853
Net unrealized appreciation (depreciation) during the period on: Investments	(12,829,821)
Other receivable	(96,000)
Interest rate swaps	4,138,790
Futures	979,327
(7,807,704)
Net gain (loss) on investment transactions	(1,623,851)
Net increase (decrease) in net assets resulting from operations	$ 18,793,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2003 (Unaudited)	Year Ended May 31, 2003
Operations: Net investment income	$ 20,417,839	$ 40,232,732
Net realized gain (loss) on investment transactions	6,183,853	(8,182,270)
Net unrealized appreciation (depreciation) on investment transactions during the period	(7,807,704)	25,830,533
Net increase (decrease) in net assets resulting from operations	18,793,988	57,880,995
Distributions to shareholders from: Net investment income: Class A	(3,071,550)	(4,536,615)
Class B	(1,240,852)	(1,865,575)
Class C	(1,050,820)	(1,295,378)
Class AARP	(1,087,837)	(1,549,543)
Class S	(14,301,937)	(30,739,682)
Institutional Class	(11,741)	(2,573)
Fund share transactions: Proceeds from shares sold	108,951,142	267,704,089
Reinvestment of distributions	11,664,544	22,756,956
Cost of shares redeemed	(84,667,360)	(220,610,199)
Net increase (decrease) in net assets from Fund share transactions	35,948,326	69,850,846
Increase (decrease) in net assets	33,977,577	87,742,475
Net assets at beginning of period	786,771,311	699,028,836
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $29,027 and $317,871, respectively)	$ 820,748,888	$ 786,771,311

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.86	$ 12.55	$ 12.39	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.34	.68	.69	.70	.06
Net realized and unrealized gain (loss) on investment transactions	(.04)	.31	.16	.53	(.16)
Total from investment operations	.30	.99	.85	1.23	(.10)
Less distributions from: Net investment income	(.34)	(.68)	(.69)	(.70)	(.06)
Net asset value, end of period	$ 12.82	$ 12.86	$ 12.55	$ 12.39	$ 11.86
Total Return (%)[d,e]	2.39**	8.13	6.97	10.44	(.77)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	133	102	62	24.20
Ratio of expenses before expense reductions (%)	1.04*	1.04	1.05	1.13[f]	.11**
Ratio of expenses after expense reductions (%)	.80*	.80	.80	.80[f]	.07**
Ratio of net investment income (%)	5.23*	5.44	5.47	5.69	.52*
Portfolio turnover rate (%)	12*	16	21	12	62
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.44% to 5.47%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from May 1, 2000 (commencement of operations of Class A shares) to May 31, 2000.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.11% and .80%, respectively.
* Annualized
** Not annualized

Class B
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.86	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.29	.58	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	(.03)	.30	.16	.54	(.16)
Total from investment operations	.26	.88	.75	1.14	(.11)
Less distributions from: Net investment income	(.29)	(.58)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.83	$ 12.86	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[d,e]	2.05**	7.19	6.14	9.74	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57	53	27	8.20
Ratio of expenses before expense reductions (%)	1.83*	1.84	1.85	2.04[f]	.19**
Ratio of expenses after expense reductions (%)	1.60*	1.60	1.60	1.60[f]	.14**
Ratio of net investment income (%)	4.43*	4.64	4.67	4.88	.45**
Portfolio turnover rate (%)	12*	16	21	12	62
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.64% to 4.67%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from May 1, 2000 (commencement of operations of Class B shares) to May 31, 2000.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.99% and 1.60%, respectively.
* Annualized
** Not annualized

Class C
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.87	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.29	.59	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	(.04)	.31	.16	.54	(.16)
Total from investment operations	.25	.90	.75	1.14	(.11)
Less distributions from: Net investment income	(.29)	(.59)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[d,e]	1.99**	7.30	6.16	9.68	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	42	16	6.04
Ratio of expenses before expense reductions (%)	1.81*	1.82	1.82	1.91[f]	.20**
Ratio of expenses after expense reductions (%)	1.58*	1.58	1.58	1.58[f]	.14**
Ratio of net investment income (%)	4.45*	4.66	4.69	4.91	.45**
Portfolio turnover rate (%)	12*	16	21	12	62
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.66% to 4.69%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from May 1, 2000 (commencement of operations of Class C shares) to May 31, 2000.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.86% and 1.58%, respectively.
* Annualized
** Not annualized

Class AARP
Years Ended May 31,	2003[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.87	$ 12.56	$ 12.40	$ 12.18
Income (loss) from investment operations: Net investment income	.34	.69	.69	.46
Net realized and unrealized gain (loss) on investment transactions	(.04)	.31	.16	.22
Total from investment operations	.30	1.00	.85	.68
Less distributions from: Net investment income	(.34)	(.69)	(.69)	(.46)
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.56	$ 12.40
Total Return (%)	2.40**	8.17	6.97	5.69d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	39	18	4
Ratio of expenses before expense reductions (%)	.76*	.77	.77	.82*
Ratio of expenses after expense reductions (%)	.76*	.77	.77	.79*
Ratio of net investment income (%)	5.27*	5.47	5.50	5.68*
Portfolio turnover rate (%)	12*	16	21	12
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from October 2, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000	1999[c]	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 12.87	$ 12.56	$ 12.40	$ 11.87	$ 12.69	$ 12.93	$ 12.78
Income (loss) from investment operations:
Net investment income	.34	.69	.69	.70	.66	.26	.65
Net realized and unrealized gain (loss) on investment transactions	(.04)	.31	.16	.53	(.82)	(.24)	.15
Total from investment operations	.30	1.00	.85	1.23	(.16)	.02	.80
Less distributions from:
Net investment income	(.34)	(.69)	(.69)	(.70)	(.66)	(.26)	(.65)
Net asset value, end of period	$ 12.83	$ 12.87	$ 12.56	$ 12.40	$ 11.87	$ 12.69	$ 12.93
Total Return (%)	2.40**	8.17	6.99	10.56[e]	(1.28)[e]	.18**	6.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	536	550	576	514	436	450	432
Ratio of expenses before expense reductions (%)	.76*	.77	.77	.82	.89[f]	.83*	.84
Ratio of expenses after expense reductions (%)	.76*	.77	.77	.79	.87[f]	.83*	.84
Ratio of net investment income (%)	5.27*	5.47	5.50	5.69	5.42	4.91*	5.03
Portfolio turnover rate (%)	12*	16	21	12	62	7*	14
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[d] For the year ended December 31.
[e] Total returns would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .86% and .85%, respectively.
* Annualized
** Not annualized

Institutional Class
	2003[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.87	$ 12.73
Income (loss) from investment operations: Net investment income	.34	.55
Net realized and unrealized gain (loss) on investment transactions	(.04)	.14
Total from investment operations	.30	.69
Less distributions from: Net investment income	(.34)	(.55)
Net asset value, end of period	$ 12.83	$ 12.87
Total Return (%)	2.39**	5.55**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	.5
Ratio of expenses (%)	.74*	.74*
Ratio of net investment income (%)	5.29*	5.60*
Portfolio turnover rate (%)	12*	16
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from August 19, 2002, (commencement of operations of Institutional Class shares) to May 31, 2003.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder High Yield Tax-Free Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specific intervals and the expected income or expense is recorded on the accrual basis. No interest accrues to the Fund until the effective date. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $13,730,000, which may be applied against any realized net taxable capital gains of each succeeding year, until fully utilized or until May 31, 2005 ($3,396,000), May 31, 2008 ($2,691,000), May 31, 2009 ($3,117,000) and May 31, 2010 ($4,526,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through May 31, 2003, the Fund incurred approximately $9,674,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income*	$ 687,645
Undistributed taxable income*	$ 182,044
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (13,730,000)
Unrealized appreciation (depreciation) on investments	$ 72,312,834

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended May 31,
	2003	2002
Distributions from tax-exempt income	$ 39,989,366	$ 34,077,896

* For tax purposes, short-term capital gains distributions are considered taxable income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $92,946,084 and $44,614,122, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.65% of the first $300,000,000 of the Fund's average daily net assets, 0.60% on the next $200,000,000 of such net assets, and 0.575% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.61% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.175%, 0.225%, 0.200%, 0.15%, 0.15% and 0.125% of the average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class S and AARP shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended November 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at November 30, 2003
Class A	$ 100,595	$ 36,828
Class B	61,509	21,074
Class C	46,074	16,388
Class AARP	30,351	5,276
Class S	400,030	70,617
Institutional Class	276	64
	$ 638,835	$ 150,247

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review of the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management and/or administrative fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90% of average daily net assets for Class A, B, C, AARP and S and 0.75% of average daily net assets for Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees). Furthermore, for the period October 1, 2003 through November 30, 2003, the Advisor agreed to waive a portion of its Administrative Fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.76%, 0.77%, 0.76%, 0.85%, 0.79% and 0.74% of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or services fees, trustee and trustee counsel fees). In addition, for the six months ended November 30, 2003, the Advisor and certain of its subsidiaries agreed to waive expenses to the extent necessary to maintain the annualized expenses of Class A, B and C shares at no more than 0.80%, 1.60% and 1.58%, respectively, of average daily net assets.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2003
Class B	$ 205,029	$ 36,223
Class C	172,777	31,108
	$ 377,806	$ 67,331

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Amount Not Imposed by SDI	Effective Rate	Unpaid at November 30, 2003
Class A	$ 143,708	$ 143,529.01%		$ 947
Class B	68,343	67,215.01%		640
Class C	57,592	56,754.01%		605
	$ 269,643	$ 267,498		$ 2,192

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C Shares. Underwriting commissions paid to SDI in connection with the distribution of Class A and C shares for the six months ended November 30, 2003 aggregated $73,473 and none, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2003, the CDSC for Class B and Class C aggregated $68,462 and $15,399, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2003, SDI received $20,180.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Investing in High-Yield Securities

Investing in high-yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,085 for custodian credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a
$1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus
0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2003		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,376,150	$ 42,650,151	5,269,076	$ 66,844,192
Class B	597,791	7,587,664	2,285,902	29,027,136
Class C	1,194,688	15,148,336	2,334,050	29,669,292
Class AARP	822,064	10,406,079	2,204,095	27,951,087
Class S	2,619,239	33,121,912	8,958,191	113,711,489
Institutional Class	2,909	37,000	39,573*	500,893*
		$ 108,951,142		$ 267,704,089
Shares issued to shareholders in reinvestment of distributions
Class A	131,903	$ 1,669,184	197,929	$ 2,508,817
Class B	45,417	574,884	70,962	899,932
Class C	43,074	545,416	55,602	705,351
Class AARP	52,222	661,215	82,766	1,049,880
Class S	647,763	8,202,307	1,386,675	17,590,775
Institutional Class	913	11,538	171*	2,201*
		$ 11,664,544		$ 22,756,956
Shares redeemed
Class A	(1,079,803)	$ (13,627,183)	(2,429,023)	$ (30,799,613)
Class B	(302,382)	(3,817,411)	(404,109)	(5,124,115)
Class C	(425,574)	(5,364,560)	(450,704)	(5,724,714)
Class AARP	(570,314)	(7,207,881)	(689,648)	(8,731,182)
Class S	(4,286,400)	(54,133,646)	(13,420,327)	(170,230,575)
Institutional Class	(40,685)	(516,679)	-*	-*
		$ (84,667,360)		$ (220,610,199)
Net increase (decrease)
Class A	2,428,250	$ 30,692,152	3,037,982	$ 38,553,396
Class B	340,826	4,345,137	1,952,755	24,802,953
Class C	812,188	10,329,192	1,938,948	24,649,929
Class AARP	303,972	3,859,413	1,597,213	20,269,785
Class S	(1,019,398)	(12,809,427)	(3,075,461)	(38,928,311)
Institutional Class	(36,863)	(468,141)	39,744*	503,094*
		$ 35,948,326		$ 69,850,846

* For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to May 31, 2003.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Tax Advantaged Dividend Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund

Scudder High Income Fund

Scudder High Income Opportunity Fund

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder US Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Intermediate Tax/AMT Free Fund (formerly Scudder Medium Term Tax-Free Fund)

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder RREEF Real Estate Fund II, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	NOTIX
CUSIP Number	811170-307	811170-406	811170-505	81118T-105
Fund Number	152	252	352	512

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SHYFX	SHYTX
Fund Number	108	008

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               January 16, 2004
                                    ---------------------------